Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 005 - USD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 13,720,810	$ 12,933,137
Deemed loans with no post-default payments	(1,432)	(1,159)
Net assets available for benefits on Form 5500	$ 13,719,378	$ 12,931,979